Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Year	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statements Line Items
Risk fee rate	2.19%	1.11%	0.99%
Expected life (years) | Year	5
Volatility	104.00%	154.00%	68.00%
Expected Dividend	$ 0	$ 0	$ 0
Expected forfeiture rate	0.00%	0.00%	0.00%
Exercise price	$ 0.43	$ 1.64	$ 0.60
Grant date fair value	$ 0.33	$ 1.54	$ 0.70